Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	₩ 57,466,678	₩ 64,785,709	₩ 65,154,636
Non-current assets	34,844,354	35,712,673
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	27,652,233	27,742,370
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	168,269	175,719
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,245,181	1,307,847
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	4,284,480	4,916,775
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	275,245	221,565
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	1,218,946	1,348,397
Basis difference [member]
Disclosure of geographical areas [line items]
Revenue	(326,118)	418,861	176,859
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	89,748,804	101,104,207	102,258,628
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	57,792,796	64,366,848	64,977,777
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	36,806,651	40,890,972	41,671,930
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	1,788,839	2,202,075	2,084,061
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	7,238,063	7,165,271	6,945,266
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	7,897,041	8,976,593	8,904,532
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	1,308,943	1,711,859	1,834,534
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 2,753,259	₩ 3,420,078	₩ 3,537,454